PREPAID LAND LEASE PAYMENTS	12 Months Ended
Dec. 31, 2015
PREPAID LAND LEASE PAYMENTS [Abstract]
PREPAID LAND LEASE PAYMENTS

Note 8—PREPAID LAND LEASE PAYMENTS

	As of December 31,
	2014	2015
	RMB	RMB	US$
Prepaid land lease payments	44,656	44,656	6,894
Less: accumulated amortization	(2,233)	(3,126)	(483)
Net carrying value	42,423	41,530	6,411

Amortization expenses for prepaid land lease payments for the years ended December 2013, 2014 and 2015 were RMB893, RMB893 and RMB893 (US$138), respectively. The Company expects to recognize RMB893 (US$138) in amortization expenses for each of the next five years.